Stockholders' Equity (Class A Preferred Stock) (Narrative) (Details) (Class A Preferred Stock [Member])	12 Months Ended
Dec. 31, 2012
Class A Preferred Stock [Member]
Schedule Of Stockholders' Equity [Line Items]
Stock conversion, minimum physical occupancy rate of contributed proeprties	90.00%